Leases	12 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [abstract]
Leases
10.	Leases
During the year ended December 31, 2024, the Company entered into agreements to lease, for a term of six years, 15 rural properties consisting of a total area of approximately 4.2 square miles, which primarily will be used for the sites of dry stacked tailings piles. Each of these lease agreements also provides the Company with a right of first refusal to purchase the applicable leased property in the event of a sale of such property. The Company recognized a right-of-use
asset and a lease liability of $737,506 on inception of the leases.

	Cost	Amortization	Balance
Balance, December 31, 2023	$—	$—	$—
Additions	737,506	(75,777)	661,729
Effect of Foreign Exchange	—	(133,867)	(133,867)

Balance, December 31, 2024	$737,506	$(209,644)	527,862

Lease liabilities are measured at the present value of the lease payments that are not paid at the statement of financial position date. Lease payments are apportioned between interest expenses and a reduction of the lease liability using the Company’s incremental borrowing rate of 12.75% to achieve a constant rate of interest on the remaining balances of the liabilities. For the year ended December 31, 2024, the Company recognized $55,795 in interest expense related to its lease liabilities, capitalized to exploration and evaluation assets.
A reconciliation of the lease liabilities for the year ended December 31, 2024 is as follows:

December 31, 2024
Balance, beginning of year	$—
Acquisition of lease	737,506
Cash outflows	(42,289)
Finance costs	55,795
Effect of foreign exchange	(145,407)

Balance, end of year	$605,605

December 31, 2024
Lease Liability - current	$70,305
Lease Liability - non-current	535,300
$605,605